Intangible Assets - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment losses	¥ 67,721	¥ 16,635	¥ 48,077
Intangible assets	3,818,544	3,909,106	4,171,361
Reversal of impairment losses	13,595
Impaired product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	38,951	¥ 18,255	¥ 11,815
Reversed impairment product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 22,415